FAIR VALUE MEASUREMEMENTS (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Level 2 [Member] | Series C Convertible Preferred Stock [Member]
Derivative liability	$ 108,000	$ 66,000